Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	445,590
Number of RSUs, Granted | shares	1,165,939
Number of RSUs, Vested and settled | shares	(89,277)
Number of Shares, Forfeited | shares	(351,821)
Number of Shares, Unvested balance | shares	1,170,431
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.98
Weighted Average Grant Date Fair Value, Granted | $ / shares	0.59
Weighted Average Grant Date Fair Value, Vested and settled | $ / shares	1.09
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0.85
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.62